Equity (Details Textuals) (USD $)						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Convertible Preferred Stock [Member]	Dec. 31, 2010 Convertible Preferred Stock [Member]	Dec. 31, 2011 Noncumulative Preferred Stock [Member]	Dec. 31, 2010 Noncumulative Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares issued		0	6,857,000	84,000,000	84,000,000
Preferred stock, shares outstanding		0	6,857,000	84,000,000	84,000,000	24,000,000	60,000,000
Preferred stock dividends fixed rate							6.50%
Preferred Stock, Dividend Payment Rate, Variable						(i) 1.00% above three-month LIBOR on the related LIBOR determination date; or (ii) 4.00%.
Preferred stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, aggregate liquidation preference			$ 0.01	$ 2,100	$ 2,100	$ 25	$ 25
Preferred stock, shares authorized	200,000,000			200,000,000	200,000,000
Preferred stock redemption price per share	$ 25